Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DEUTSCHE DWS INCOME TRUST
Prospectus Date	rr_ProspectusDate	Feb. 01, 2020
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following changes are effective on July 15, 2020:

Effective on July 15, 2020 the following information replaces similar existing disclosure contained in the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

	Class Inception	1 Year	5 Years	10 Years
Class A before tax*	12/1/2002	3.08	1.50	1.74
After tax on distributions		0.82	-0.98	-1.00
After tax on distributions and sale of fund shares		-0.26	-0.83	-0.80
Class T before tax	6/5/2017	2.82	1.43	1.70
Class C before tax	2/3/2003	4.67	1.18	1.20
INST Class before tax	8/26/2008	5.72	2.22	2.25
Class S before tax	12/23/1998	5.71	2.20	2.21
Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes)		4.03	1.67	1.54

	Class Inception	1 Year	5 Years	Since Inception
Class R6 before tax	8/25/2014	5.72	2.18	1.92
Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes)		4.03	1.67	1.60

* Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%.

DWS Short Duration Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Short Duration Fund

Class A

The following changes are effective on July 15, 2020:

Effective on July 15, 2020 the following information replaces similar existing disclosure contained in the "PAST PERFORMANCE" section of the summary section of the fund's prospectus:

	Class Inception	1 Year	5 Years	10 Years
Class A before tax*	12/1/2002	3.08	1.50	1.74
After tax on distributions		0.82	-0.98	-1.00
After tax on distributions and sale of fund shares		-0.26	-0.83	-0.80
Class T before tax	6/5/2017	2.82	1.43	1.70
Class C before tax	2/3/2003	4.67	1.18	1.20
INST Class before tax	8/26/2008	5.72	2.22	2.25
Class S before tax	12/23/1998	5.71	2.20	2.21
Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes)		4.03	1.67	1.54

	Class Inception	1 Year	5 Years	Since Inception
Class R6 before tax	8/25/2014	5.72	2.18	1.92
Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes)		4.03	1.67	1.60

* Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%.

Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	* Performance data for Class A is calculated based on the current maximum sales load of 2.25%. From February 11, 2019 until July 14, 2020 the sales load was 0.00%. Prior to February 11, 2019 the sales load was 2.75%.
DWS Short Duration Fund | before tax | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.08%
5 Years	rr_AverageAnnualReturnYear05	1.50%
10 Years	rr_AverageAnnualReturnYear10	1.74%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 01, 2002
DWS Short Duration Fund | before tax | Class T
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.82%
5 Years	rr_AverageAnnualReturnYear05	1.43%
10 Years	rr_AverageAnnualReturnYear10	1.70%
Class Inception	rr_AverageAnnualReturnInceptionDate	Jun. 05, 2017
DWS Short Duration Fund | before tax | Class C
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.67%
5 Years	rr_AverageAnnualReturnYear05	1.18%
10 Years	rr_AverageAnnualReturnYear10	1.20%
Class Inception	rr_AverageAnnualReturnInceptionDate	Feb. 03, 2003
DWS Short Duration Fund | before tax | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	2.18%
Since Inception	rr_AverageAnnualReturnSinceInception	1.92%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 25, 2014
DWS Short Duration Fund | before tax | INST Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.72%
5 Years	rr_AverageAnnualReturnYear05	2.22%
10 Years	rr_AverageAnnualReturnYear10	2.25%
Class Inception	rr_AverageAnnualReturnInceptionDate	Aug. 26, 2008
DWS Short Duration Fund | before tax | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.71%
5 Years	rr_AverageAnnualReturnYear05	2.20%
10 Years	rr_AverageAnnualReturnYear10	2.21%
Class Inception	rr_AverageAnnualReturnInceptionDate	Dec. 23, 1998
DWS Short Duration Fund | After tax on distributions | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.82%
5 Years	rr_AverageAnnualReturnYear05	(0.98%)
10 Years	rr_AverageAnnualReturnYear10	(1.00%)
DWS Short Duration Fund | After tax on distributions and sale of fund shares | Class A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(0.26%)
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	(0.80%)
DWS Short Duration Fund | Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes) | Class R6
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.67%
Since Inception	rr_AverageAnnualReturnSinceInception	1.60%
DWS Short Duration Fund | Bloomberg Barclays 1-3 Year Government/Credit® Index (reflects no deduction for fees, expenses or taxes) | Class S
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.03%
5 Years	rr_AverageAnnualReturnYear05	1.67%
10 Years	rr_AverageAnnualReturnYear10	1.54%